Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets - Schedule of Finite-Lived Intangible Assets

Intangible assets and future amortization expenses consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Intangible assets not subject to amortization:
Trademarks	2,190	—
Cryptocurrencies	100	—
Intangible assets subject to amortization:
Trademarks	137	142
Patents	2,281	2,281
License agreements	11,326	11,626
Other intangibles	13,814	6,641
Total intangible assets gross	29,848	20,690
Accumulated amortization for:
Trademarks	(137)	(142)
Patents	(2,281)	(2,281)
License agreements	(11,321)	(11,617)
Other intangibles	(6,923)	(6,641)
Total accumulated amortization	(20,662)	(20,681)
Total intangible assets subject to amortization, net	6,896	9
Total intangible assets, net	9,186	9
Amortization charge for the year to December 31,	481	604

Intangible Assets - Schedule of Intangible Asset Future Amortization Expense

Future amortization charges are detailed below:

Future estimated aggregate amortization expense
Year	USD'000
2022	433
2023	430
2024	429
2025	429
2026	429
2027 and beyond	4,746
Total intangible assets subject to amortization, net	6,896